Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 251,000
Previously Paid Amount	0.00
Total Fee Amount	21.84
Total Offset Amount	0.00
Net Fee	21.84
Narrative - Max Aggregate Offering Price	$ 251,000
Final Prospectus	true